Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	May 06, 2024
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value Assets Level Transfers Description	no	no	no
Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Asset, Held-in-Trust	$ 816	$ 816	$ 2,216
US Treasury Bill Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Asset, Held-in-Trust	$ 302,369,000	$ 302,369,000	$ 296,133,481
Public Warrants [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Share Price				$ 0.2